PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of property, equipment and software and related accumulated depreciation and amortization

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
		(in thousands)	(Note 3)
Computers and equipment	175,244	73,478	10,507
Office furniture and fixtures	1,592	1,736	248
Motor vehicles	3,667	3,694	528
Software	10,542	10,542	1,508
Leasehold improvements	—	1,021	146
Less: accumulated depreciation and amortization	(174,496)	(46,889)	(6,705)
Net book value	16,549	43,582	6,232